Schedule IV (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Life insurance in-force
Gross amount	$ 105,704	$ 118,328	$ 142,233
Ceded	72,034	81,858	99,495
Assumed	16,358	17,034	18,206
Net amount	$ 50,028	$ 53,504	$ 60,944
% Amount assumed to net	32.70%	31.80%	29.90%
Insurance premium
Gross Amount	$ 392	$ 309	$ 558
Ceded	327	226	477
Assumed	42	47	456
Premiums	$ 107	$ 130	$ 537
% Amount assumed to net	39.30%	36.20%	85.00%
Life insurance
Insurance premium
Gross Amount	$ 354	$ 273	$ 518
Ceded	273	172	418
Assumed	38	42	44
Premiums	$ 119	$ 143	$ 144
% Amount assumed to net	31.90%	29.60%	30.70%
Group payout annuity
Insurance premium
Gross Amount			$ 0
Ceded			0
Assumed			406
Premiums			406
Accident and health
Insurance premium
Gross Amount	$ 38	$ 36	40
Ceded	42	41	46
Assumed	4	5	6
Premiums	0	0	0
Annuity guaranteed benefits
Insurance premium
Gross Amount	0	0	0
Ceded	12	13	13
Assumed	0	0	0
Premiums	$ (12)	$ (13)	$ (13)